Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2019
IFRS 9A prepayment features with negative compensation [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Impact on MorphoSys	none
IFRS 16 leases [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Impact on MorphoSys	yes
IAS 19A plan amendment curtailment or settlement [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Impact on MorphoSys	none
IAS 28A long term interests in associates and joint ventures [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Impact on MorphoSys	none
IFRICI 23 uncertainty over income tax treatments [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Impact on MorphoSys	yes
Annual Improvements to IFRS Standards 2015 2017 Cycle [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Impact on MorphoSys	none